PGIM AAA CLO Aggregate Duration ETF Annual Fund Operating Expenses - PGIM AAA CLO Aggregate Duration ETF - No Share Class	May 20, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.18%
Expenses (as a percentage of Assets)	0.37%
Fee Waiver or Reimbursement	(0.18%)
Net Expenses (as a percentage of Assets)	0.19%	[1]

[1]	PGIM Investments LLC (“PGIM Investments”) has contractually agreed that to the extent the Fund invests in a U.S. registered exchange-traded fund advised by PGIM Investments (each, a “PGIM ETF”), PGIM Investments will waive any management fees it receives from the Fund in an amount equal to the unitary management fee received by PGIM Investments from the PGIM ETF attributable to the Fund’s investment in such PGIM ETF. This waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of the Fund’s Board of Trustees.